Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Tax Expense
Income tax expense comprises:

	Year ended December 31,
	2022	2023	2024
	$	$	$

Current income tax	272,070	317,893	468,920
Deferred tax	(140,553)	(94,551)	(193,361)
Withholding tax expense	36,878	39,338	45,609

	168,395	262,680	321,168

Reconciliation of Income Tax at Statutory Corporate Income Tax Rate
The reconciliation of tax computed by applying the tax rate of 17% which is also the statutory corporate income tax rate for its Singapore’s corporate office for the years ended December 31, 2022, 2023 and 2024 is as follows:

	Year ended December 31,
	2022	2023	2024
	$	$	$

(Loss) Income before income tax and share of results of equity investees	(1,500,533)	432,394	778,783

Tax expense computed at tax rate of 17%	(255,091)	73,507	132,393
Changes in valuation allowance	389,129	44,491	(68,734)
Non-taxable and non-deductible items	25,387	(11,306)	30,124
Effect of concessionary tax rate and tax reliefs	(117,558)	(42,696)	(48,627)
Withholding tax expense	36,878	39,338	45,609
Foreign tax effects	85,204	154,756	101,966
Changes in unrecognized tax benefits	–	6,000	131,893
Others	4,446	(1,410)	(3,456)

	168,395	262,680	321,168

Significant Components of Deferred Taxes
The significant components of deferred taxes are as follows:

	As of December 31,
	2023	2024
	$	$
Deferred tax assets
Property and equipment	16,094	17,999
Deferred revenue	161,981	182,068
Unutilized tax losses and unused capital allowances	2,197,209	2,013,487
Provision and accrued expenses	74,330	81,762
Allowance for credit losses	56,308	89,558
Others	19,437	31,998
Valuation allowance	(2,159,905)	(1,860,574)

Total deferred tax assets	365,454	556,298

Deferred tax liabilities
Property and equipment	(7,853)	(7,843)
Deferred payment channel costs	(24,483)	(28,991)
Others	(4,290)	(2,489)

Total deferred tax liabilities	(36,626)	(39,323)

Net deferred tax assets	328,828	516,975

Summary of Reconciliation of the Beginning and Ending Unrecognized Tax Benefits
A reconciliation of the beginning and ending unrecognized tax benefits, excluding interest and penalties are as follows:

$

Balance as of January 1, 2023	107
Additions based on tax positions related to the current year	2,000
Additions for tax positions for prior years	4,000

Balance as of December 31, 2023	6,107
Additions based on tax positions related to the current year	30,200
Additions for tax positions for prior years	72,300
Reductions for tax positions of prior years	(107)

Balance as of December 31, 2024	108,500